Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The following table presents basic and diluted earnings per share:

	2018	2017	2016
Net income / (loss) attributable to Despegar.com Corp.	19,154	42,366	17,797
Earnings per share attributable to Despegar.com Corp.
Basic	0.28	0.69	0.30
Diluted	0.27	0.69	0.30
Weighted average number of shares outstanding
Basic	69,154	61,457	58,518
Dilutive effect of restricted stock units	2,100	91	91